SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Plan
Exercise Price	$ 1.00	$ 1.00	$ 1.00
Number of Options Outstanding	1,820,000	1,800,000	1,800,000
Weighted Average Remaining Contractual Life	3 years 6 months	4 years
Number of Options Exercisable	605,000	405,000	45,000